Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS
PERFORMANCE
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and NEO pay. For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, refer to the “Compensation Discussion and Analysis” section beginning on page 26.
Required Tabular Disclosure of Pay versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid for NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K under the Exchange Act, or Regulation S-K. Use of the term “compensation actually paid,” or CAP, is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Former PEO(1)	Compensation Actually Paid to Former PEO(3)	Summary Compensation Table Total for Current PEO(2)	Compensation Actually Paid to Current PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually paid to Non-PEO NEOs(5)	Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)	Net Income (loss) (millions)(8)	Adjusted EBITDA (millions)(9)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2023	$4,811,134	$1,580,913	$3,826,018	$6,146,011	$1,173,934	$1,435,267	$72.84	$118.90	$(49.77)	$(13.69)
2022	$4,508,812	$2,072,029	$—	$—	$2,321,256	$1,224,363	$52.84	$81.51	$(118.69)	$(29.95)
2021	$3,608,731	$1,545,311	$—	$—	$1,221,066	$489,836	$71.58	$134.42	$(38.33)	$4.89
2020	$3,635,922	$5,223,052	$—	$—	$1,476,475	$965,362	$88.42	$137.33	$76.54	$42.10
(1)
The dollar amounts reported are the amounts of total compensation reported for Michael D. Darrow (our former Chief Executive Officer and PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “2023 Summary Compensation Table.”

(2)
The dollar amounts reported are the amounts of total compensation reported for Jantoon E. Reigersman (our Chief Executive Officer and PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “2023 Summary Compensation Table.”

(3)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to Messrs. Darrow and Reigersman, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Darrow or Reigersman during the applicable years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Darrow’s and Reigersman’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Former PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to Former PEO ($)
2023	$4,811,134	$(3,306,341)	$76,120	$1,580,913
2022	$4,508,812	$(3,467,996)	$1,031,213	$2,072,029
2021	$3,608,731	$(3,008,492)	$945,072	$1,545,311
2020	$3,635,922	$(2,659,693)	$4,246,823	$5,223,052
Year	Reported Summary Compensation Table Total for Current PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to Current PEO ($)
2023	$3,826,018	$(2,887,564)	$5,207,557	$6,146,011
2022	$—	$—	$—	$—
2021	$—	$—	$—	$—
2020	$—	$—	$—	$—

(a)
The grant date fair values of stock awards and option awards represent the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The stock award and the option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. We used a Monte Carlo simulation to determine the grant date fair value of our 2019 through 2023 equity awards that would vest based on our annualized CAGR compared to that of the Russell 2000 Total Return Index and revalued those awards as of the end of the year for the interim years during the performance period (as applicable) using the same valuation methodology for purposes of this table. We remeasured the fair value at the end of the applicable performance periods and on vesting dates based on the payout resulting from our annualized CAGR compared to that of the Russell 2000 Total Return Index and the closing price of our common stock on the vesting date, as previously disclosed in the Company’s prior proxy statements related the applicable vesting period. The remeasured year end fair value of the March 2019 awards was $4.29 per share as of December 31, 2019, $2.92 per share as of December 31, 2020 and $0.89 per share as of December 31, 2021. The remeasured fair value of the March 2020 awards was $5.00 per share as of December 31, 2020, $3.12 per share as of December 31, 2021 and $2.18 per share as of December 31, 2022. The remeasured fair value of the March 2021 awards was 2.72 as of December 31, 2021, $2.14 per share as of December 31, 2022 and $2.80 per share as of December 31, 2023. The remeasured fair value of the March 2022 awards was $2.68 as of December 31, 2022 and $3.96 as of December 31, 2023. The remeasured fair value of the March 2023 awards was $4.74 as of December 31, 2023. We used the Black-Scholes option-pricing model to determine the grant date fair value of stock options awards granted to our employees. We granted these stock options awards at the money and used the “simplified” method as describe in SAB Topic 14 Question 6 to estimate the expected term. Since these options were no longer at the money after the grant date, we used Rev. Proc. 2003-68 to re-value these stock options awards for purposes of this table. The range of fair values of remeasured stock option awards for our PEO are as follows: (i) for 2020, between $0.65 and $3.47; (ii) for 2021, between $0.88 and $4.21; and (iii) for 2022, between $0.40 and $2.48. The amounts deducted or added in calculating the stock award and the option award adjustments are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments
2023	$192,634	$344,924	$541,894	$(135,407)	$(867,925)	$76,120
2022	$1,810,447	$(751,394)	$113,263	$(132,318)	$(8,785)	$1,031,213
2021	$1,438,189	$(923,537)	$287,084	$143,336	$—	$945,072
2020	$3,805,266	$(114,853)	$740,818	$(184,408)	$—	$4,246,823
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments
2023	$4,301,593	$788,332	$107,243	$10,389	$—	$5,207,557
2022	$—	$—	$—	$—	$—	$—
2021	$—	$—	$—	$—	$—	$—
2020	$—	$—	$—	$—	$—	$—

(4)
The dollar amounts reported in Column (f) represent the average of the amounts reported for our NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: for 2023, Oliver M. Foley, Teresa T. Luong, Jeffrey J. Swart and Jay J. Ku, for 2022, Jantoon E. Reigersman and Jeffrey J. Swart, and for 2021, Jantoon E. Reigersman, Kristin M. Slanina, Simon E. Smith, Jeffrey J. Swart and Charles C. Thomas and for 2020, Kristin M. Slanina, Simon E. Smith, Jeffrey J. Swart, Charles C. Thomas and Noel B. Watson.

(5)
The dollar amounts reported in Column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	$1,173,934	$(673,175)	$934,508	$1,435,267
2022	$2,321,256	$(1,730,805)	$633,912	$1,224,363
2021	$1,221,066	$(844,423)	$113,193	$489,836
2020	$1,476,475	$(1,066,211)	$555,098	$965,362

(a)
The stock award and the option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. We used a Monte Carlo simulation to determine the grant date fair value of our 2019 through 2023 equity awards that would vest based on our annualized CAGR compared to that of the Russell 2000 Total Return Index and revalued those awards as of the end of the year for the interim years during the performance period (as applicable) using the same valuation methodology for purposes of this table. We remeasured the fair value at the end of the applicable performance periods and on vesting dates based on the payout resulting from our annualized CAGR compared to that of the Russell 2000 Total Return Index and the closing price of our common stock on the vesting date, as previously disclosed in the Company’s prior proxy statements related the applicable vesting period. The remeasured year end fair value of the March 2019 awards was $4.29 per share as of December 31, 2019, $2.92 per share as of December 31, 2020 and $0.89 per share as of December 31, 2021. The remeasured fair value of the March 2020 awards was $5.00 per share as of December 31, 2020, $3.12 per share as of December 31, 2021 and $2.18 per share as of December 31, 2022. The remeasured fair value of the March 2021 awards was 2.72 as of December 31, 2021, $2.14 per share as of December 31, 2022 and $2.80 per share as of December 31, 2023. The remeasured fair value of the March 2022 awards was $2.68 as of December 31, 2022 and $3.96 as of December 31, 2023. The remeasured fair value of the March 2023 awards was $4.74 as of December 31, 2023. We used the Black-Scholes option-pricing model to determine the grant date fair value of stock options awards granted to our employees. We granted these stock options awards at the money and used the “simplified” method as describe in SAB Topic 14 Question 6 to estimate the expected term. Since these options were no longer at the money after the grant date, we used Rev. Proc. 2003-68 to re-value these stock options awards for purposes of this table. The range of fair values of remeasured stock option awards for our Non-PEO NEOs are as follows: (i) for 2020, between $0.53 and $3.44; (ii) for 2021, between $0.88 and $4.13; and (iii) for 2022, between $0.40 and $2.37. The amounts deducted or added in calculating the total average stock and option award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments
2023	$855,739	$66,849	$40,169	$(5,616)	$(22,633)	$934,508
2022	$902,151	$(276,657)	$75,509	$(63,606)	$(3,485)	$633,912
2021	$415,804	$(46,854)	$83,038	$67,584	$(406,379)	$113,193
2020	$759,566	$(49,529)	$239,081	$(75,258)	$(318,762)	$555,098

(6)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2020, 2021 or 2022.

(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose is the group of companies included in the RDG Internet Composite Index, which is the industry peer group used in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2023. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 32 and 33.

(8)
Net income attributable to TrueCar as reported in the Company’s consolidated financial statements included in our 2022 Annual Report on Form 10-K. The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

(9)
As required by Item 402(v) of Regulation S-K, we have determined that Adjusted EBITDA is the Company-Selected Measure, the calculation of which is described in our Annual Report on Form 10-K for the year ended December 31, 2022. Additional information regarding our use of non-GAAP measures and reconciliations to the most directly comparable GAAP measure can be found on Annex A. Adjusted EBITDA may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for Michael D. Darrow (our former Chief Executive Officer and PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “2023 Summary Compensation Table.”
(a)
The grant date fair values of stock awards and option awards represent the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The stock award and the option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. We used a Monte Carlo simulation to determine the grant date fair value of our 2019 through 2023 equity awards that would vest based on our annualized CAGR compared to that of the Russell 2000 Total Return Index and revalued those awards as of the end of the year for the interim years during the performance period (as applicable) using the same valuation methodology for purposes of this table. We remeasured the fair value at the end of the applicable performance periods and on vesting dates based on the payout resulting from our annualized CAGR compared to that of the Russell 2000 Total Return Index and the closing price of our common stock on the vesting date, as previously disclosed in the Company’s prior proxy statements related the applicable vesting period. The remeasured year end fair value of the March 2019 awards was $4.29 per share as of December 31, 2019, $2.92 per share as of December 31, 2020 and $0.89 per share as of December 31, 2021. The remeasured fair value of the March 2020 awards was $5.00 per share as of December 31, 2020, $3.12 per share as of December 31, 2021 and $2.18 per share as of December 31, 2022. The remeasured fair value of the March 2021 awards was 2.72 as of December 31, 2021, $2.14 per share as of December 31, 2022 and $2.80 per share as of December 31, 2023. The remeasured fair value of the March 2022 awards was $2.68 as of December 31, 2022 and $3.96 as of December 31, 2023. The remeasured fair value of the March 2023 awards was $4.74 as of December 31, 2023. We used the Black-Scholes option-pricing model to determine the grant date fair value of stock options awards granted to our employees. We granted these stock options awards at the money and used the “simplified” method as describe in SAB Topic 14 Question 6 to estimate the expected term. Since these options were no longer at the money after the grant date, we used Rev. Proc. 2003-68 to re-value these stock options awards for purposes of this table. The range of fair values of remeasured stock option awards for our PEO are as follows: (i) for 2020, between $0.65 and $3.47; (ii) for 2021, between $0.88 and $4.21; and (iii) for 2022, between $0.40 and $2.48. The amounts deducted or added in calculating the stock award and the option award adjustments are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments
2023	$192,634	$344,924	$541,894	$(135,407)	$(867,925)	$76,120
2022	$1,810,447	$(751,394)	$113,263	$(132,318)	$(8,785)	$1,031,213
2021	$1,438,189	$(923,537)	$287,084	$143,336	$—	$945,072
2020	$3,805,266	$(114,853)	$740,818	$(184,408)	$—	$4,246,823
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments
2023	$4,301,593	$788,332	$107,243	$10,389	$—	$5,207,557
2022	$—	$—	$—	$—	$—	$—
2021	$—	$—	$—	$—	$—	$—
2020	$—	$—	$—	$—	$—	$—

(4)
The dollar amounts reported in Column (f) represent the average of the amounts reported for our NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: for 2023, Oliver M. Foley, Teresa T. Luong, Jeffrey J. Swart and Jay J. Ku, for 2022, Jantoon E. Reigersman and Jeffrey J. Swart, and for 2021, Jantoon E. Reigersman, Kristin M. Slanina, Simon E. Smith, Jeffrey J. Swart and Charles C. Thomas and for 2020, Kristin M. Slanina, Simon E. Smith, Jeffrey J. Swart, Charles C. Thomas and Noel B. Watson.

Peer Group Issuers, Footnote
(6)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2020, 2021 or 2022.

(7)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose is the group of companies included in the RDG Internet Composite Index, which is the industry peer group used in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2023. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 32 and 33.

PEO Actually Paid Compensation Amount						$ 5,223,052
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported are the amounts of total compensation reported for Jantoon E. Reigersman (our Chief Executive Officer and PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “2023 Summary Compensation Table.”

(3)
The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to Messrs. Darrow and Reigersman, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Darrow or Reigersman during the applicable years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Darrow’s and Reigersman’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for Former PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to Former PEO ($)
2023	$4,811,134	$(3,306,341)	$76,120	$1,580,913
2022	$4,508,812	$(3,467,996)	$1,031,213	$2,072,029
2021	$3,608,731	$(3,008,492)	$945,072	$1,545,311
2020	$3,635,922	$(2,659,693)	$4,246,823	$5,223,052
Year	Reported Summary Compensation Table Total for Current PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to Current PEO ($)
2023	$3,826,018	$(2,887,564)	$5,207,557	$6,146,011
2022	$—	$—	$—	$—
2021	$—	$—	$—	$—
2020	$—	$—	$—	$—

(a)
The grant date fair values of stock awards and option awards represent the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The stock award and the option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. We used a Monte Carlo simulation to determine the grant date fair value of our 2019 through 2023 equity awards that would vest based on our annualized CAGR compared to that of the Russell 2000 Total Return Index and revalued those awards as of the end of the year for the interim years during the performance period (as applicable) using the same valuation methodology for purposes of this table. We remeasured the fair value at the end of the applicable performance periods and on vesting dates based on the payout resulting from our annualized CAGR compared to that of the Russell 2000 Total Return Index and the closing price of our common stock on the vesting date, as previously disclosed in the Company’s prior proxy statements related the applicable vesting period. The remeasured year end fair value of the March 2019 awards was $4.29 per share as of December 31, 2019, $2.92 per share as of December 31, 2020 and $0.89 per share as of December 31, 2021. The remeasured fair value of the March 2020 awards was $5.00 per share as of December 31, 2020, $3.12 per share as of December 31, 2021 and $2.18 per share as of December 31, 2022. The remeasured fair value of the March 2021 awards was 2.72 as of December 31, 2021, $2.14 per share as of December 31, 2022 and $2.80 per share as of December 31, 2023. The remeasured fair value of the March 2022 awards was $2.68 as of December 31, 2022 and $3.96 as of December 31, 2023. The remeasured fair value of the March 2023 awards was $4.74 as of December 31, 2023. We used the Black-Scholes option-pricing model to determine the grant date fair value of stock options awards granted to our employees. We granted these stock options awards at the money and used the “simplified” method as describe in SAB Topic 14 Question 6 to estimate the expected term. Since these options were no longer at the money after the grant date, we used Rev. Proc. 2003-68 to re-value these stock options awards for purposes of this table. The range of fair values of remeasured stock option awards for our PEO are as follows: (i) for 2020, between $0.65 and $3.47; (ii) for 2021, between $0.88 and $4.21; and (iii) for 2022, between $0.40 and $2.48. The amounts deducted or added in calculating the stock award and the option award adjustments are as follows:
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments
2023	$192,634	$344,924	$541,894	$(135,407)	$(867,925)	$76,120
2022	$1,810,447	$(751,394)	$113,263	$(132,318)	$(8,785)	$1,031,213
2021	$1,438,189	$(923,537)	$287,084	$143,336	$—	$945,072
2020	$3,805,266	$(114,853)	$740,818	$(184,408)	$—	$4,246,823

Non-PEO NEO Average Total Compensation Amount			$ 1,173,934	$ 2,321,256	$ 1,221,066	1,476,475
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,435,267	1,224,363	489,836	965,362
Adjustment to Non-PEO NEO Compensation Footnote
Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments
2023	$4,301,593	$788,332	$107,243	$10,389	$—	$5,207,557
2022	$—	$—	$—	$—	$—	$—
2021	$—	$—	$—	$—	$—	$—
2020	$—	$—	$—	$—	$—	$—

(4)
The dollar amounts reported in Column (f) represent the average of the amounts reported for our NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: for 2023, Oliver M. Foley, Teresa T. Luong, Jeffrey J. Swart and Jay J. Ku, for 2022, Jantoon E. Reigersman and Jeffrey J. Swart, and for 2021, Jantoon E. Reigersman, Kristin M. Slanina, Simon E. Smith, Jeffrey J. Swart and Charles C. Thomas and for 2020, Kristin M. Slanina, Simon E. Smith, Jeffrey J. Swart, Charles C. Thomas and Noel B. Watson.

(5)
The dollar amounts reported in Column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	$1,173,934	$(673,175)	$934,508	$1,435,267
2022	$2,321,256	$(1,730,805)	$633,912	$1,224,363
2021	$1,221,066	$(844,423)	$113,193	$489,836
2020	$1,476,475	$(1,066,211)	$555,098	$965,362

(a)
The stock award and the option award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. We used a Monte Carlo simulation to determine the grant date fair value of our 2019 through 2023 equity awards that would vest based on our annualized CAGR compared to that of the Russell 2000 Total Return Index and revalued those awards as of the end of the year for the interim years during the performance period (as applicable) using the same valuation methodology for purposes of this table. We remeasured the fair value at the end of the applicable performance periods and on vesting dates based on the payout resulting from our annualized CAGR compared to that of the Russell 2000 Total Return Index and the closing price of our common stock on the vesting date, as previously disclosed in the Company’s prior proxy statements related the applicable vesting period. The remeasured year end fair value of the March 2019 awards was $4.29 per share as of December 31, 2019, $2.92 per share as of December 31, 2020 and $0.89 per share as of December 31, 2021. The remeasured fair value of the March 2020 awards was $5.00 per share as of December 31, 2020, $3.12 per share as of December 31, 2021 and $2.18 per share as of December 31, 2022. The remeasured fair value of the March 2021 awards was 2.72 as of December 31, 2021, $2.14 per share as of December 31, 2022 and $2.80 per share as of December 31, 2023. The remeasured fair value of the March 2022 awards was $2.68 as of December 31, 2022 and $3.96 as of December 31, 2023. The remeasured fair value of the March 2023 awards was $4.74 as of December 31, 2023. We used the Black-Scholes option-pricing model to determine the grant date fair value of stock options awards granted to our employees. We granted these stock options awards at the money and used the “simplified” method as describe in SAB Topic 14 Question 6 to estimate the expected term. Since these options were no longer at the money after the grant date, we used Rev. Proc. 2003-68 to re-value these stock options awards for purposes of this table. The range of fair values of remeasured stock option awards for our Non-PEO NEOs are as follows: (i) for 2020, between $0.53 and $3.44; (ii) for 2021, between $0.88 and $4.13; and (iii) for 2022, between $0.40 and $2.37. The amounts deducted or added in calculating the total average stock and option award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments
2023	$855,739	$66,849	$40,169	$(5,616)	$(22,633)	$934,508
2022	$902,151	$(276,657)	$75,509	$(63,606)	$(3,485)	$633,912
2021	$415,804	$(46,854)	$83,038	$67,584	$(406,379)	$113,193
2020	$759,566	$(49,529)	$239,081	$(75,258)	$(318,762)	$555,098

Compensation Actually Paid vs. Total Shareholder Return			Pay versus Performance: TSR
Compensation Actually Paid vs. Net Income			Pay versus Performance: Net Income
Compensation Actually Paid vs. Company Selected Measure			Pay versus Performance: Adjusted EBITDA
Total Shareholder Return Vs Peer Group			Comparison of 5 Year Cumulative Total Return
Tabular List, Table
Pay versus
Performance: Most Important Measures
The most important financial performance measures used by the Company to link CAP to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 26.
Most Important Performance Measures
Adjusted EBITDA(1)
Revenue
Compound annual growth in stock price

(1)
Refer to Annex A, “Reconciliation of adjusted EBITDA to GAAP net income (loss)” for a reconciliation of the non-GAAP measure presented to the most directly comparable GAAP measure.

Total Shareholder Return Amount			$ 72.84	52.84	71.58	88.42
Peer Group Total Shareholder Return Amount			118.9	81.51	134.42	137.33
Net Income (Loss)			$ (49,770,000)	$ (118,690,000)	$ (38,330,000)	$ 76,540,000
Company Selected Measure Amount			(13,690,000)	(29,950,000)	4,890,000	42,100,000
PEO Name	Michael D. Darrow	Jantoon E. Reigersman
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(9)
As required by Item 402(v) of Regulation S-K, we have determined that Adjusted EBITDA is the Company-Selected Measure, the calculation of which is described in our Annual Report on Form 10-K for the year ended December 31, 2022. Additional information regarding our use of non-GAAP measures and reconciliations to the most directly comparable GAAP measure can be found on Annex A. Adjusted EBITDA may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Compound annual growth in stock price
Michael D. Darrow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,811,134	$ 4,508,812	$ 3,608,731	$ 3,635,922
PEO Actually Paid Compensation Amount			1,580,913	2,072,029	1,545,311	5,223,052
Michael D. Darrow [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			76,120	1,031,213	945,072	4,246,823
Michael D. Darrow [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,306,341)	(3,467,996)	(3,008,492)	(2,659,693)
Michael D. Darrow [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			76,120	1,031,213	945,072	4,246,823
Michael D. Darrow [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			192,634	1,810,447	1,438,189	3,805,266
Michael D. Darrow [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			344,924	(751,394)	(923,537)	(114,853)
Michael D. Darrow [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			541,894	(132,318)	143,336	(184,408)
Michael D. Darrow [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(135,407)	113,263	287,084	740,818
Michael D. Darrow [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(867,925)	(8,785)
Jantoon E. Reigersman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,826,018
PEO Actually Paid Compensation Amount			6,146,011
Jantoon E. Reigersman [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,207,557
Jantoon E. Reigersman [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,887,564)
Jantoon E. Reigersman [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,207,557
Jantoon E. Reigersman [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,301,593
Jantoon E. Reigersman [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			788,332
Jantoon E. Reigersman [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			107,243
Jantoon E. Reigersman [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,389
Jantoon E. Reigersman [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member]
Pay vs Performance Disclosure
March 2019 Awards, Remeasured Year End Fair Value Per Share					$ 0.89	$ 2.92	$ 4.29
March 2020 Awards, Remeasured Year End Fair Value Per Share				$ 2.18	3.12	5
March 2021 Awards, Remeasured Year End Fair Value Per Share		$ 2.8	$ 2.8	2.14	2.72
March 2022 Awards, Remeasured Year End Fair Value Per Share		3.96	3.96		2.68
March 2023 Awards, Remeasured Year End Fair Value Per Share		4.74	4.74
Range Of Fair Values Of Remeasured Stock Option Awards, Minimum				0.4	0.88	0.65
Range Of Fair Values Of Remeasured Stock Option Awards, Maximum				2.48	4.21	3.47
Non-PEO NEO [Member]
Pay vs Performance Disclosure
March 2019 Awards, Remeasured Year End Fair Value Per Share					0.89	2.92	$ 4.29
March 2020 Awards, Remeasured Year End Fair Value Per Share				2.18	3.12	5
March 2021 Awards, Remeasured Year End Fair Value Per Share		2.8	2.8	2.14	2.72
March 2022 Awards, Remeasured Year End Fair Value Per Share		3.96	3.96	2.68
March 2023 Awards, Remeasured Year End Fair Value Per Share		$ 4.74	$ 4.74
Range Of Fair Values Of Remeasured Stock Option Awards, Minimum				0.4	0.88	0.53
Range Of Fair Values Of Remeasured Stock Option Awards, Maximum				$ 2.37	$ 4.13	$ 3.44
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (673,175)	$ (1,730,805)	$ (844,423)	$ (1,066,211)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			934,508	633,912	113,193	555,098
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			855,739	902,151	415,804	759,566
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			66,849	(276,657)	(46,854)	(49,529)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,616)	75,509	83,038	239,081
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			40,169	(63,606)	67,584	(75,258)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (22,633)	$ (3,485)	$ (406,379)	$ (318,762)